OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2012, are as follows:

(in thousands of $)
Year ending December 31
2013	128,904
2014	116,102
2015	109,480
2016	104,792
2017	101,943
Thereafter	126,421
Total minimum lease revenues	687,642

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2012 and 2011 were as follows:

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830